Share Capital (Details Narrative) - USD ($)																			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 03, 2024	Apr. 08, 2024	Mar. 12, 2024	Jan. 30, 2024	Jan. 22, 2024	Jan. 16, 2024	Jan. 01, 2024	Dec. 06, 2023	Nov. 24, 2023	Nov. 16, 2023	Aug. 31, 2023	Aug. 18, 2023	Jul. 21, 2023	Jul. 17, 2023	Jul. 10, 2023	Jun. 19, 2023	Feb. 08, 2023	Feb. 07, 2023	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 10, 2024
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																				100,000		100,000	100,000
Issuance of common shares, shares																							300,000
Issuance of common shares																						$ 358,543	$ 3,450,675
Common stock, shares issued																				75,176,604		62,640,314	45,634,154
Common stock, shares outstanding																				75,176,604		62,640,314	45,634,154
Option outstanding																				500,000		10,675,000	550,000
Aggregate shares of warrants																								1,656,050
Shares issued for services, shares																						2,727,436
Shares issued for services																				$ 959,250	$ 614,500	$ 4,077,050	$ 677,925
Gross proceeds from issuance																				$ 4,971,971		10,625,519
Convertible debt conversion into common shares																						$ 1,802,434
Shares issued for Warrant conversions, shares																						2,996,127
Proceeds from warrant exercises																						$ 3,962,714	$ 13,456,912
Exercise price																							$ 2.79
Proceeds from warrants															$ 14,000,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares																				500,000
Convertible debt conversion into common shares																			$ 1,118,400
Exercise price																						$ 1.40
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares																				1,927,640		625,000	4,315,787
Issuance of common shares																				$ 809,608		$ 756,250	$ 4,316
Shares issued for services, shares																				1,570,000	450,000	2,727,436	1,675,000
Shares issued for services																				$ 1,570	$ 450	$ 2,727	$ 1,675
Convertible debt conversion into common shares																					$ 262	$ 2,249
Shares issued for Warrant conversions, shares																				3,586,119	2,774,119	2,996,127
Yerbae Brands Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																						Unlimited
Preferred stock, shares authorized																						100,000,000	100,000,000
Consolidation of common shares, description																	Yerbaé (formerly, Kona Bay) consolidated its outstanding Common Shares on the basis of 5.8 pre-consolidation Common Shares for each one post-consolidation Common Share prior to the completion of the Amalgamation
Issuance of common shares, shares			1,493,908							159,496
Issuance of common shares																							$ 4,619,081
Common stock, shares issued																						63,085,228	58,822,126
Common stock, shares outstanding																						63,085,228	58,822,126
Convertibble promissory notes																						$ 2,937,805	$ 2,196,302
Shares issued for services, shares																							3,000,000
Shares issued for services																							$ 3,700,000
Shares issued, price per share			$ 0.74
Common stock issued in exercise of warrants										159,496
Share price																						$ 1.06
Convertible debt conversion into common shares																							$ 5,039,606
Shares issued for Warrant conversions, shares																							375,000
Proceeds from warrant exercises																						$ 1,551,979	$ 1,225,741
Exercise price																						$ 1.48
Financial instruments owned at fair value						$ 133,600
Yerbae Brands Corp [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares of warrants																							1,094,968
Common stock issued in exercise of warrants																							1,094,968
Proceeds from warrant exercises																							$ 1,040,212
Exercise price																							$ 0.95
Warrants expired																						2,399,675
Yerbae Brands Corp [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares	214,835	1,103,811																					2,522,810
Issuance of common shares
Shares issued, price per share	$ 0.30
Common stock issued in exercise of warrants																						1,451,098	1,274,464
Convertible debt conversion into common shares
Yerbae Brands Corp [Member] | Share Purchase Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares		1,103,811
Warrants expired																						2,399,675
Yerbae Brands Corp [Member] | Special Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares		1,003,468
Proceeds from warrants								$ 1,500,000
Yerbae Brands Corp [Member] | Debentures [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible debt conversion into common shares																							$ 525,000
Conversion price per share																							$ 1.40
Yerbae Brands Corp [Member] | Accrued Interest [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible debt conversion into common shares																							$ 14,606
Conversion price per share																							$ 1.81
Yerbae Brands Corp [Member] | Force Family Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares									66,489				11,363
Shares issued for services													$ 25,000			$ 150,000
Shares issued, price per share									$ 1.88				$ 2.20
Yerbae Brands Corp [Member] | Force Family Agreement [Member] | One Month From Date Of Exercution [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services																25,000
Yerbae Brands Corp [Member] | Force Family Agreement [Member] | Date Of Expiration Of Six Month Term [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services																$ 125,000
Yerbae Brands Corp [Member] | Non Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share														$ 1.83
Sale of stock consideration received on transaction														$ 5,000,000
Shares issued, price per share														$ 2.15
Number of shares issuance											225,329	2,219,629
Gross proceeds from issuance											$ 412,352	$ 4,061,921
Finder cash fees												$ 33,243
Yerbae Brands Corp [Member] | Performance Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares																	8,000,000					8,000,000
Issuance of common shares																	$ 11,360,000
Reduction of equity																	2,433,404
Deferred offering costs																	$ 2,840,000
Option outstanding																							1,000,000
Escrow deposit																						$ 2,500,000
Shares subject to escrow																							2,000,000
Value of stock granted, excluding concurrent financing																							$ 7,000,000
Value of stock granted																							$ 50,000,000
Yerbae Brands Corp [Member] | Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock transaction, cancelled																						963,366
Option outstanding							531,250															985,475
Vesting rights, description							Each Option, once vested, is exercisable into one Common Share at a price of $0.96 per Common Share for a period of 7 years
Share price							$ 0.96
Contractual term							7 years
Yerbae Brands Corp [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares			808,041
Option outstanding							1,666,665
Vesting rights, description							Each RSU represents the right to receive, once vested twelve (12) months from the date of grant, in accordance with corresponding the RSU award agreements, one Common Share.
Yerbae Brands Corp [Member] | Performance Share Units [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares			685,867
Option outstanding							1,002,775
Vesting rights, description							Each PSU represents the right to receive, once vested, in accordance with the correspondence PSU award agreements and achievement of the performance criteria, one Common Share. Subsequent to the year end the board of directors approved a change to the vesting conditions of 877,775 PSUs whereby all performance-based criteria were removed, leaving only a time-based criteria
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number							877,775
Yerbae Brands Corp [Member] | Yerbae U S A [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares																	5,631,276
Common stock, shares issued																	54,493,953
Common stock, shares outstanding																	54,493,953
Convertibble promissory notes																	$ 4,500,000
Stock transaction, cancelled																		1,087,752
Option outstanding																	1,087,752
Warrants to purchase shares, cancelled																		1,754,464
Aggregate shares of warrants																	1,754,464
Debt conversion converted instrument warrants issued																	5,631,276
Yerbae Brands Corp [Member] | Fin Co [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares																	2,015,163
Issuance of common shares																	$ 2,433,404
Warrants to purchase shares, cancelled																		2,015,163
Aggregate shares of warrants																	2,015,163
Yerbae Brands Corp [Member] | Kona Bay Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares																	8,239,215
Issuance of common shares																	$ 7,526,000
Yerbae Brands Corp [Member] | Yerbae Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common shares, shares																	35,848,290
Yerbae Brands Corp [Member] | Finder [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for services, shares																	507,662
Shares issued for services																	$ 720,880
Cash payment																	$ 200,000
Yerbae Brands Corp [Member] | Eligible Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate shares of warrants				352,941	263,157	835,000
Shares issued, price per share						$ 2.50
Proceeds from warrant exercises				$ 300,000	$ 249,980	$ 1,002,000
Exercise price						$ 1.50
Yerbae Brands Corp [Member] | Chief Executive Officer And Chief Operating Officer [Member] | Performance Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Option outstanding																							5,000,000
Yerbae Brands Corp [Member] | External Parties [Member] | Performance Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Option outstanding																							3,000,000